Income Tax Expense (Tables)	12 Months Ended
Sep. 30, 2013
Income Tax Expense [Abstract]
Total income tax expense (benefit)
Total income tax expense (benefit) for the years ended September 30, 2013, 2012 and 2011 was allocated to income tax expense as follows:

(Dollars in thousands)	2013	2012	2011
Income tax expense from Continuing Operations	$18,335	17,408	16,922
Income tax (benefit) expense from Discontinued Operations	(5,215)	7,397	7,535
Total income tax expense	$13,120	24,805	24,457

Components Of Income From Continuing Operations Before Income Taxes
The components of income from continuing operations before income taxes consisted of the following for the years ended September 30:

(Dollars in thousands)	2013	2012	2011
United States	$43,159	46,883	49,702
Foreign	6,436	5,299	4,303
Total income before income taxes	$49,595	52,182	54,005

Principal Components Of Income Tax Expense (Benefit) From Continuing Operations
The principal components of income tax expense (benefit) from continuing operations for the years ended September 30, 2013, 2012 and 2011 consist of:

(Dollars in thousands)	2013	2012	2011
Federal
Current	$10,723	11,144	9,667
Deferred	2,942	2,954	4,672
State and local:
Current	896	1,372	1,801
Deferred	642	309	464
Foreign:
Current	2,033	1,863	3,049
Deferred	1,099	(234)	(2,731)
Total	$18,335	17,408	16,922

Schedule Of Actual Income Tax Expense (Benefit) From Continuing Operations
The actual income tax expense (benefit) from continuing operations for the years ended September 30, 2013, 2012 and 2011 differs from the expected tax expense for those years (computed by applying the U.S. Federal corporate statutory rate) as follows:

	2013	2012	2011
Federal corporate statutory rate	35.0%	35.0%	35.0%
State and local, net of Federal benefits	2.7	3.3	3.7
Foreign	(1.9)	(0.7)	(2.3)
Research credit	(2.5)	(0.3)	(1.3)
Domestic production deduction	(2.5)	(2.4)	(2.2)
Change in uncertain tax positions	0.1	(3.6)	(0.5)
Purchase accounting adjustment	—	1.0	—
Executive compensation	1.8	0.6	0.5
Valuation allowance	4.0	0.2	(1.7)
Other, net	0.3	0.3	0.1
Effective income tax rate	37.0%	33.4%	31.3%

Tax Effects Of Temporary Differences That Give Rise To Significant Portions Of The Deferred Tax Assets And Liabilities
The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and liabilities at September 30, 2013, and 2012 are presented below.

(Dollars in thousands)	2013	2012
Deferred tax assets:
Inventories, long-term contract accounting, contract cost reserves and other	$6,825	7,819
Pension and other postretirement benefits	7,417	13,437
Net operating loss carryforward?—?domestic	848	562
Net operating loss carryforward?—?foreign	3,955	3,841
Capital loss carryforward	240	240
Other compensation-related costs and other cost accruals	19,325	17,589
State credit carryforward	1,099	997
Total deferred tax assets	39,709	44,485
Deferred tax liabilities:
Goodwill	(14,576)	(12,783)
Acquisition assets	(61,403)	(63,323)
Depreciation , software amortization	(36,396)	(33,799)
Net deferred tax liabilities before valuation allowance	(72,666)	(65,420)
Less valuation allowance	(3,780)	(942)
Net deferred tax liabilities	$(76,446)	(66,362)

Reconciliation Of Unrecognized Tax Benefits
A reconciliation of the Company’s unrecognized tax benefits for the years ended September 30, 2013, and 2012 is presented in the table below:

(Dollars in millions)	2013	2012
Balance as of October 1,	$1.8	3.6
Increases related to prior year tax positions	0.5	—
Decreases related to prior year tax positions	—	(0.3)
Increases related to current year tax positions	0.2	0.1
Decreases related to settlements with taxing authorities	(0.1)	—
Lapse of statute of limitations	(0.2)	(1.6)
Balance as of September 30,	$2.2	1.8